Schedule of debentures, promissory note and certificate of agribusiness receivables (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 06, 2020
IfrsStatementLineItems [Line Items]
Borrowings and financing, total		R$ 9,140
Borrowing costs	R$ (17)	(9)
Borrowings and financing, total	4,613	4,598
Borrowings and financing, current liabilities	1,470	2,309
Borrowings and financing, non-current liabilities	3,524	3,378
Debentures Promissory Note And Certificate Ofgribusiness Receivables 5 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 800
Issue date	Jan. 17, 2018
Maturity date	Jan. 15, 2021
Borrowings and financing, total		451
Debentures Promissory Note And Certificate Ofgribusiness Receivables 6 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 700
Issue date	Sep. 11, 2018
Maturity date	Sep. 10, 2021
Borrowings and financing, total		711
Debentures Promissory Note And Certificate Ofgribusiness Receivables 61 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 500
Issue date	Sep. 11, 2018
Maturity date	Sep. 12, 2022
Borrowings and financing, total		521
Debentures Promissory Note And Certificate Ofgribusiness Receivables 51 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 2,000
Issue date	Jan. 06, 2020
Maturity date	Jan. 06, 2023
Borrowings and financing, total	R$ 2,075	2,033
Outstanding debentures	R$ 2,000,000
Financial charges	CDI + 1.45% per year
Unit price	R$ 1,038
Debentures Promissory Note And Certificate Of Agribusiness Receivables 21 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 800
Issue date	Jan. 10, 2019
Maturity date	Jan. 09, 2022
Borrowings and financing, total		R$ 891
Debentures Promissory Note And Certificate Of Agribusiness Receivables 22 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 980
Issue date	May 14, 2021
Maturity date	May 10, 2026
Borrowings and financing, total	R$ 994
Outstanding debentures	R$ 980,000
Financial charges	CDI + 1.70% per year
Unit price	R$ 1,014
Borrowing costs			R$ 1,500
Debentures Promissory Note And Certificate Of Agribusiness Receivables 23 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 520
Issue date	May 14, 2021
Maturity date	May 10, 2028
Borrowings and financing, total	R$ 527
Outstanding debentures	R$ 520,000
Financial charges	CDI + 1.95% per year
Unit price	R$ 1,014
Debentures Promissory Note And Certificate Of Agribusiness Receivables 24 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 500
Issue date	Jul. 30, 2021
Maturity date	Jul. 30, 2025
Borrowings and financing, total	R$ 517
Outstanding debentures	R$ 500
Financial charges	CDI + 1.55% per year
Unit price	R$ 1,033,886
Debentures Promissory Note And Certificate Of Agribusiness Receivables 25 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	R$ 500
Issue date	Jul. 30, 2021
Maturity date	Jul. 30, 2026
Borrowings and financing, total	R$ 517
Outstanding debentures	R$ 500
Financial charges	CDI + 1.65% per year
Unit price	R$ 1,034,314